LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of supplemental cash flow information related to operating leases
Six months ended June 30, 2023
Cash payments for operating leases	$223

Schedule of future lease payments
Operating
Leases
Second half of 2023	$130
2024	$3

Total future lease payments	$133
Less imputed interest	(50)
Total lease liability balance	$83